Schedule of Investments
December 31, 2020 (unaudited)
The Adirondack Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.47%

Accident & Health Insurance - 3.51%
CNO Financial Group, Inc.	81,521	1,812,212

Apparel & Other Finished Products of Fabrics & Similar Material - 2.02%
Under Armour, Inc. Class A (2)	60,794	1,043,833

Business Services - 4.91%
Conduent, Inc. (2)	527,977	2,534,290

Cogeneration Services & Small Power Producers - 3.44%
Covanta Holding Corp.	135,121	1,774,139

Computer Communications Equipment - 1.54%
A10 Networks, Inc. (2)	80,546	794,184

Construction Special Trade Contractors - 1.83%
Matrix Service Co. (2)	85,627	943,610

Crude Petroleum & Natural Gas - 2.29%
Cabot Oil & Gas Corp.	72,600	1,181,928

Deep Sea Foreign Transportation of Freight - 5.14%
Ardmore Shipping Corp. (Bermuda) (2)	380,272	1,243,489
Seacor Holdings, Inc. (2)	33,915	1,405,777

		2,649,266

Electric Lighting & Wiring Equipment - 3.77%
LSI Industries, Inc.	227,060	1,943,634

Electric & Other Services Combined - 2.49%
Allete, Inc.	20,747	1,285,069

Electrical Industrial Apparatus - 2.52%
Graftech International Ltd.	122,077	1,301,341

Finance Services - 0.89%
Mr. Cooper Group, Inc. (2)	14,774	458,437

Fire, Marine & Casualty Insurance - 3.89%
Third Point Reinsurance Ltd. (Bermuda) (2)	179,643	1,710,201
Tiptree, Inc.	59,599	299,187

		2,009,388

Glass Containers - 0.75%
O-I Glass, Inc. (2)	32,697	389,094

Heavy Construction Other Than Building Construction-Contractors - 2.32%
Williams Industrial Services Group, Inc. (2)	461,172	1,199,047

Household Audio & Video Equipment - 1.70%
Knowles Corp. (2)	47,709	879,277

Investment Advice - 1.69%
Lazard Ltd. Class A (Bermuda)	20,638	872,987

Laboratory Analytical Instruments - 1.05%
Harvard Bioscience, Inc. (2)	126,694	543,517

Life Insurance - 5.06%
Genworth Financial, Inc. Class A (2)	243,403	920,063
National Western Life Group, Inc. Class A	8,191	1,690,950

		2,611,013

Meat Packing Plants - 1.62%
Seaboard Corp.	275	833,525

Ordnance & Accessories (No Vehicles/Guided Missiles) - 2.37%
Vista Outdoor, Inc. (2)	51,352	1,220,124

Plastics Products - 0.54%
Myers Industries, Inc.	13,450	279,491

Printed Circuit Boards - 5.51%
Celestica, Inc. (Canada) (2)	192,349	1,552,256
Sanmina Corp. (2)	40,393	1,288,133

		2,840,389

Retail-Grocery Stores - 1.82%
Ingles Markets, Inc. Class A	22,000	938,520

Retail-Miscellaneous Shopping Goods Stores - 2.39%
The ODP Corp. (2)	42,070	1,232,651

Semiconductors & Related Devices - 2.81%
Emcore Corp. (2)	75,417	411,023
Photronics, Inc. (2)	93,258	1,040,759

		1,451,782

Services-Business Services - 1.14%
Limelight Networks, Inc. (2)	147,575	588,824

Services-Computer Integrated Systems Design - 8.69%
Allscripts Healthcare Solutions, Inc. (2)	155,088	2,239,471
Unisys Corp. (2)	114,003	2,243,579

		4,483,050

Services-Engineering Services - 1.38%
Hill International, Inc. (2)	369,817	710,049

Special Industry Machinery - 0.74%
Manitex International, Inc. (2)	73,928	381,469

Surety Insurance - 3.74%
MGIC Investment Corp.	100,333	1,259,179
Old Republic International Corp.	34,000	670,140

		1,929,319

Surgical & Medical Instruments & Apparatus - 1.78%
Accuray, Inc. (2)	220,248	918,434

Telephone & Telegraph Apparatus - 7.10%
ADTRAN, Inc.	139,098	2,054,477
Infinera Corp. (2)	153,656	1,610,315

		3,664,792

Telephone Communications (No Radio Telephone) - 2.10%
Vonage Holdings Corp. (2)	84,241	1,084,603

Television Broadcasting Stations - 0.26%
Gray Television, Inc. (2)	7,637	136,626

Title Insurance - 2.53%
Stewart Information Services Corp.	27,000	1,305,720

Water Supply - 0.11%
Pure Cycle Corp. (2)	5,200	58,396

Total Common Stock	(Cost $ 38,812,131)	50,284,030

Real Estate Investment Trusts - 1.32%

Brixmor Property Group, Inc.	41,300	683,515

Total Real Estate Investment Trusts	(Cost $ 374,065)	683,515

Money Market Registered Investment Companies - 1.85%

Federated Treasury Obligation Fund - Institutional Shares - .01% (4)	956,480	956,480

Total Money Market Registered Investment Companies	(Cost $ 956,480)	956,480

Total Investments - 100.65%	(Cost $ 40,142,676)	51,924,025

Liabilities in Excess of Other Assets - -.65%		(333,353)

Total Net Assets - 100.00%		51,590,672

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$51,924,025	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$51,924,025	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Variable rate security; the money market rate shown represents the yield at December 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.